A&D Mortgage Trust 2024-NQM4 ABS-15G

Exhibit 99.10

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
All Borrower Total Income	7	142	4.93%
Application Date	2	184	1.09%
AR Initial Interest Rate	0	65	0%
B1 Citizen	9	184	4.89%
B1 First Name	0	184	0%
B1 Last Name	1	184	0.54%
B2 First Name	0	37	0%
B2 Last Name	0	37	0%
DSCR	5	182	2.75%
Final Qualifying Property Value	5	21	23.81%
First Payment Date	5	184	2.72%
Initial Monthly PI Or IO Payment	3	184	1.63%
Loan Amount	0	182	0%
Loan Origination Company	1	1	100%
Loan Program	2	184	1.09%
Loan Purpose	0	184	0%
MIN No	1	182	0.55%
Mortgage Origination Channel	1	183	0.55%
Note Date	1	180	0.56%
Number of Units	1	184	0.54%
Originator QM Status	41	184	22.28%
Primary Appraised Property Value	4	160	2.5%
Property Address	0	184	0%
Property City	0	184	0%
Property County	0	184	0%
Property State	0	184	0%
Property Type	0	182	0%
Property Value	0	1	0%
Property Zip Code	0	184	0%
Qualifying CLTV	2	182	1.10%
Qualifying FICO	2	134	1.49%
Qualifying LTV	3	182	1.65
Qualifying Total Debt Income Ratio	22	160	13.75%
Refinance Type	4	43	9.3%
Reviewed Total Debt Income Ratio	0	7	0%
Sales Price	0	180	0%
Underwriting Guideline Lender Name	0	132	0%
Underwriting Guideline Name	0	150	0%
Underwriting Guideline Version	0	182	0%
Underwriting Guideline Version Date	11	132	8.33%